UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2015

Date of reporting period:  April 30, 2015

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

Investor Class
Institutional Class

SEMI-ANNUAL REPORT
April 30, 2015

May 15, 2015

Dear Shareholder:

The fiscal six-month period ended April 30, 2015 was characterized by increased volatility in the equity markets as share prices fluctuated on reports of slowing global growth as well as a precipitous decline in the price of commodities.  There was no meaningful difference between returns for stocks of different market capitalizations, although growth equities as measured by the  Russell 3000 Growth Index did outperform their value-oriented counterparts as measured by the Russell 3000 Value Index by a wide margin, returning 6.59% and 2.82% respectively.  For the period, the Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) and Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”) (each, a “Fund,” collectively, the “Funds”) each underperformed their respective benchmarks.

Equity Income Fund Review

For the fiscal six-month period ended April 30, 2015, the Equity Income Fund Investor Class and Institutional Class returned -3.13% and -2.86%, respectively, underperforming the 2.89% total return of the Russell 1000® Value Index and the 4.40% total return of the S&P 500® Index.  The sector that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index was Technology, while the sectors that detracted the most from relative performance were Consumer Discretionary, Financial Services and Energy.  Cash was also a detractor due to positive market performance during the period.  Stocks that were most additive to relative performance were CA, Inc. (CA) (“CA”), Exxon Mobil Corporation (XOM) (“Exxon Mobil”), Eli Lilly and Company (LLY) (“Eli Lilly”) and Northrop Grumman Corporation (NOC).  Stocks that detracted the most from relative performance were Ensco plc (ESV) (“Ensco”), Herbalife Ltd. (HLF) (“Herbalife”) and Carpenter Technology Corporation (CRS).

The Fund was most positively impacted by our ownership in CA.  CA, a firm which provides information technology management software and solutions, experienced strong share price appreciation during the period as investors bid the stock up again in anticipation of more visible topline growth after somewhat disappointing second quarter fiscal year results.  An additional positive impact was our below market weight in Exxon Mobil, whose shares were down in sympathy with lower oil prices.  Finally, Eli Lilly, a global pharmaceutical company, posted strong returns during the period as the company continued to manage through patent expirations in their branded drug portfolio.

The Fund was negatively impacted the most by our ownership in Ensco, an offshore drilling company.  Ensco’s share price declined during the period in sympathy with falling oil prices.  With high quality assets, credit worthy clients and a preponderance of long-term contracts, we continue to believe the company’s future free cash flow generation has the potential to result in outsized returns for shareholders.  Herbalife, a direct marketer of primarily nutritional supplements, experienced share price weakness during the period as the company continued to suffer declining topline growth throughout its geographies.  Despite the new Federal Trade Commission (“FTC”) investigation, it is our belief that Herbalife operates within the rules and guidelines previously provided by the FTC and other regulatory bodies.  In our opinion, any further clarity from regulators, even including one that results in a significant fine, will remove a major overhang and allow the company to once again use its balance sheet to create additional shareholder value.

Small Cap Value Fund Review

For the fiscal six-month period ended April 30, 2015, the Small Cap Value Fund Investor Class and Institutional Class returned -4.25% and -4.05%, respectively, underperforming the 2.05% total return of the Russell 2000® Value Index benchmark and the 4.65% total return of the Russell 2000® Index.  Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were Producer Durables and Technology, while the sectors that detracted the most from relative performance were Financial Services, Energy and Consumer Discretionary.  Cash was a detractor due to positive market performance during the period.  Stocks that were most additive to relative performance were Nordic American Tankers Limited (NAT) (“Nordic American”), Teekay Tankers Ltd. (TNK) (“Teekay Tankers”) and Arris Group, Inc. (ARRS) (“Arris”).  Stocks that detracted the most from relative performance were Ocean Rig UDW Inc. (ORIG) (“Ocean Rig”), Virtus Investment Partners, Inc. (VRTS) (“Virtus Investment Partners”) and Iconix Brand Group, Inc. (ICON) (“Iconix”).

The Fund was most positively impacted by our ownership of Nordic American and Teekay Tankers, companies that participate in the seaborne oil transportation business.  Both companies experienced strong share price appreciation during the period as industry fundamentals improved and falling oil prices stimulated additional demand for tanker transportation.  Arris, a global leader in communications and telecom equipment, posted meaningful gains in late April when the company announced a large, very accretive acquisition of a close competitor.

The Fund was negatively impacted the most by our ownership in Ocean Rig.  As was the case for its larger capitalization counterpart, Ensco plc, discussed above, Ocean Rig’s share price declined during the period in sympathy with falling oil prices.  With high quality assets, credit worthy clients and a high percentage of its fleet contracted out for longer term periods, we continue to believe the company’s future free cash flow generation has the potential to result in outsized returns for shareholders.  Virtus Investment Partners, an asset management company, experienced meaningful share price weakness during the period as several of its funds experienced large outflows after the funds’ sub-adviser admitted wrong-doing, settling a Securities and Exchange Commission investigation.  A thorough review of the company’s fundamentals led to a new, lower level of earnings power and estimate of fair value.  In our opinion, still attractive from an investment standpoint, Virtus Investment Partners’ weight in the Fund was adjusted to reflect its revised prospects.  Iconix’s share price experienced weakness after reporting a disappointing first quarter which relied heavily on one-time gains.  Having recognized the growing impact of these gains on revenue growth, we trimmed the position in anticipation of a sell-off when this information became recognized by the broader market.  Our fundamental view of the company had not changed and, although we missed the bottom, we rebuilt our position at a discount to where we had sold it.

Diversified Large Cap Value Fund Review

For the fiscal six-month period ended April 30, 2015, the Diversified Large Cap Value Fund Investor Class and Institutional Class returned -2.63% and -2.30%, respectively, underperforming the 2.89% total return of the Russell 1000® Value Index and the 4.40% total return of the broader S&P 500® Index.  The sector that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index was Technology, while the sectors that detracted the most from relative performance were Energy, Financial Services and Consumer Discretionary.  Cash was a detractor due to positive market performance during the period.  Stocks that were most additive to relative performance were Exxon Mobil Corporation (XOM), (“Exxon Mobil”) CA, Inc. (CA) (“CA”), Northrop Grumman Corporation (NOC) (“Northrop Grumman”) and Eli Lilly and Company (LLY) (“Eli Lilly”).  Stocks that detracted the most from relative performance were Ensco plc (ESV) (“Ensco”), Herbalife Ltd. (HLF) (“Herbalife”) and Alcoa Inc. (AA) (“Alcoa”).

The Fund’s largest positive contributors, Exxon Mobil, CA, Northrop Grumman and Eli Lilly, were previously discussed in the Equity Income Fund Review section of this letter, as were its largest detractors, Ensco and Herbalife.  Please refer to that section for more detail.  Alcoa, a company engaged in lightweight metals engineering and manufacturing, experienced share price weakness following lower than expected guidance for calendar year 2015.  With a cost advantage relative to other producers (the company owns its own bauxite mines as well as stranded electricity generating assets) and a strong balance sheet, Alcoa should benefit disproportionally from a normalization in alumina and aluminum prices.

Outlook

Although volatile, equity markets provided positive returns for the six month period ending April 30, 2015 despite mixed economic data and steep declines in energy and commodity prices.  As value investors, short-term corrections in response to such “noise” can often provide attractive value opportunities and/or opportunistic entry points for securities in which we’ve been looking to invest.

Momentum-based trends observed in the previous calendar year and exacerbated by a shift in assets from active to passive management seemed to abate during the month of April, resulting in positive performance across a broad swath of sectors and amongst securities with attractive valuation characteristics.  We continue to believe that our process is sound and that our team has done solid work.  And, while it can sometimes seem a long way off, it remains our view that reversion is a real economic phenomenon and that a company’s stock price will ultimately revert to reflect better business prospects or operational improvement.

As a 100% bottom-up investment manager, we have no macroeconomic overlay in the portfolio construction process.  As such, we strive to maintain neutrality with respect to the weight of important factors in the macro-economy.  As benchmark sector weights may be distorted over shorter time periods due to asset flows and, in our view, the misclassification of certain securities, we may at certain times appear over or underweight relative to the sector weights of the Funds’ corresponding benchmarks.  Currently, the Equity Income Fund is overweight Consumer Discretionary, Materials & Processing, Producer Durables and Technology, and underweight Consumer Staples, Energy, Financial Services, Health Care and Utilities.  The Small Cap Value Fund is overweight Consumer Discretionary, Energy, Producer Durables and Materials & Processing, and underweight Consumer Staples, Financial Services, Health Care, Technology and Utilities.  The Diversified Large Cap Value Fund is overweight Consumer Discretionary, Consumer Staples, Materials & Processing, Producer Durables and Technology, and underweight Energy, Financial Services, Health Care and Utilities.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in Initial Public Offerings (“IPO”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.

The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index.  The Funds’ returns may not correlate with the returns of their benchmark indexes.

Free Cash Flow is cash flow from operations less maintenance capital expenditures.  It is the cash flow, after required reinvestment in the business to sustain existing operations that can be used for expansion, dividends, acquisitions, and share buybacks amongst other uses.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

EXPENSE EXAMPLE – April 30, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund  Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/14 – 4/30/15).

Actual Expenses
For each class of the Huber Capital Equity Income Fund (“Equity Income Fund”), the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund and 1.25% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5%

Huber Funds

EXPENSE EXAMPLE – April 30, 2015 (Unaudited), Continued

hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/14	4/30/15	11/1/14 – 4/30/15*
Investor Class Actual	$1,000.00	$ 968.70	$6.83
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.85	$7.00

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/14	4/30/15	11/1/14 – 4/30/15*
Institutional Class Actual	$1,000.00	$ 971.40	$4.84
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/14	4/30/15	11/1/14 – 4/30/15*
Investor Class Actual	$1,000.00	$ 957.50	$8.49
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.12	$8.75

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – April 30, 2015 (Unaudited), Continued

Small Cap Value Fund, Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/14	4/30/15	11/1/14 – 4/30/15*
Institutional Class Actual	$1,000.00	$ 959.50	$6.56
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.10	$6.76

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/14	4/30/15	11/1/14 – 4/30/15*
Investor Class Actual	$1,000.00	$ 973.70	$5.87
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.84	$6.01

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/14	4/30/15	11/1/14 – 4/30/15*
Institutional Class Actual	$1,000.00	$ 977.00	$3.68
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2015 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2015 (Unaudited), Continued

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 98.86%	Value
	Advertising Agencies - 1.91%
196,000	Aimia, Inc. (a)	$2,173,701

	Aerospace & Defense - 2.64%
19,500	Northrop Grumman Corp.	3,003,780

	Air Transport - 0.97%
6,500	FedEx Corp.	1,102,205

	Aluminum - 3.24%
274,700	Alcoa Inc.	3,686,474

	Banks: Diversified - 0.98%
27,000	SunTrust Banks, Inc.	1,120,500

	Chemicals: Diversified - 0.98%
11,600	BASF SE - ADR	1,117,660

	Computer Services, Software
	& Systems - 7.76%
178,247	CA Inc.	5,662,907
65,200	Microsoft Corp.	3,171,328
		8,834,235
	Computer Technology - 1.38%
47,800	Hewlett Packard Co.	1,575,966

	Consumer Lending - 3.27%
133,720	Ally Financial, Inc. (b)	2,927,131
43,170	Enova International, Inc. (b)	799,077
		3,726,208
	Diversified Financial Services - 11.47%
281,200	Bank of America Corp.	4,479,516
81,300	Citigroup Inc.	4,334,916
67,200	JPMorgan Chase & Co.	4,251,072
		13,065,504
	Diversified Retail - 1.64%
23,900	Wal-Mart Stores, Inc.	1,865,395

	Electronic Components - 0.92%
15,710	TE Connectivity Ltd.	1,045,501

	Engineering & Contracting Services - 5.97%
14,600	Fluor Corp.	878,044
338,830	KBR, Inc.	5,919,360
		6,797,404

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares		Value
	Foods - 5.98%
41,300	ConAgra Foods, Inc.	$1,492,995
101,683	Herbalife Ltd. (b)	4,221,878
27,700	Tyson Foods, Inc. - Class A	1,094,150
		6,809,023
	Homebuilding - 1.40%
43,512	Lennar Corp. - Class B	1,589,493

	Household Equipment & Products - 1.66%
28,248	Tupperware Brands Corp.	1,888,661

	Insurance: Life - 7.41%
496,752	CNO Financial Group, Inc.	8,444,784

	Insurance: Multi-Line - 3.63%
40,100	American International Group, Inc.	2,257,229
44,404	Voya Financial, Inc.	1,880,065
		4,137,294
	Insurance: Property-Casualty - 0.61%
18,600	XL Group plc	689,688

	Offshore Drilling & Other Services - 5.19%
216,814	Ensco plc - Class A (a)	5,914,686

	Oil: Crude Producers - 0.72%
52,000	Chesapeake Energy Corp.	820,040

	Oil: Integrated - 1.82%
12,100	BP plc - ADR	522,236
24,530	Royal Dutch Shell Plc - Class A - ADR	1,555,938
		2,078,174
	Pharmaceuticals - 12.29%
3,900	Actavis plc (a)(b)	1,103,154
60,400	Eli Lilly & Co.	4,340,948
68,700	Merck & Co., Inc.	4,091,772
131,500	Pfizer, Inc.	4,461,795
		13,997,669
	Shipping - 3.21%
147,900	Euronav SA (a)(b)	1,993,692
56,900	Golar LNG Partners LP (a)	1,662,049
		3,655,741

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares		Value
	Specialty Retail - 0.92%
9,800	Home Depot, Inc.	$1,048,404

	Steel - 4.27%
112,400	Carpenter Technology Corp.	4,861,300

	Tobacco - 2.40%
32,800	Philip Morris International, Inc.	2,737,816

	Utilities: Electrical - 4.22%
23,500	Entergy Corp.	1,813,730
87,900	Exelon Corp.	2,990,358
		4,804,088
	TOTAL COMMON STOCKS
	(Cost $102,731,311)	112,591,394

	SHORT-TERM INVESTMENTS - 1.04%
589,997	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	589,997
589,996	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	589,996
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,179,993)	1,179,993
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $103,911,304) - 99.90%	113,771,387
	Other Assets in
	Excess of Liabilities - 0.10%	118,663
	NET ASSETS - 100.00%	$113,890,050

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2015.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 99.58%	Value
	Advertising Agencies - 1.93%
468,200	Aimia, Inc. (a)	$5,192,338

	Aerospace & Defense - 0.95%
467,238	Kratos Defense & Security Solutions, Inc. (b)	2,555,792

	Aluminum - 2.68%
89,827	Kaiser Aluminum Corp.	7,219,396

	Asset Management & Custodian - 6.28%
190,400	OM Asset Management PLC	3,686,144
1,463,200	Uranium Participation Corp. (a)(b)	6,779,352
48,206	Virtus Investment Partners, Inc.	6,441,286
		16,906,782
	Banks: Diversified - 7.76%
31,189	First Citizens BancShares, Inc. - Class A	7,495,964
618,088	First Horizon National Corp.	8,807,754
684,015	Park Sterling Corp.	4,582,901
		20,886,619
	Chemicals: Specialty - 4.62%
284,304	Innospec, Inc.	12,424,085

	Commercial Vehicles & Parts - 0.91%
109,471	Miller Industries, Inc.	2,449,961

	Computer Services, Software
	& Systems - 2.72%
145,944	Science Applications International Corp.	7,311,794

	Consumer Lending - 4.69%
113,436	Cash America International, Inc.	2,940,261
176,310	Enova International, Inc. (b)	3,263,498
438,535	EZCORP, Inc. - Class A (b)	4,034,522
53,038	Nelnet, Inc. - Class A	2,374,511
		12,612,792
	Containers & Packaging - 0.51%
67,142	UFP Technologies, Inc. (b)	1,362,311

	Diversified Manufacturing
	Operations - 2.98%
566,445	A. M. Castle & Co. (b)	2,220,464
361,157	Harsco Corp.	5,807,405
		8,027,869

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares		Value
	Engineering & Contracting Services - 6.38%
107,092	Argan, Inc.	$3,460,143
785,260	KBR, Inc.	13,718,492
		17,178,635
	Equity REIT - Timber - 0.18%
40,900	CatchMark Timber Trust, Inc. - Class A	474,440

	Health Care Facilities - 1.49%
83,774	Tenet Healthcare Corp. (b)	4,009,424

	Homebuilding - 2.75%
62,700	Lennar Corp. - Class B	2,290,431
235,568	William Lyon Homes - Class A (b)	5,100,047
		7,390,478
	Household Equipment & Products - 3.25%
130,745	Tupperware Brands Corp.	8,741,611

	Insurance: Life - 8.44%
1,322,610	CNO Financial Group, Inc.	22,484,370
30,948	Health Insurance
	Innovations, Inc. - Class A (b)	233,967
		22,718,337
	Insurance: Multi-Line - 1.18%
75,000	Voya Financial, Inc.	3,175,500

	Leisure Time - 1.00%
278,106	Callaway Golf Co.	2,692,066

	Machinery: Agricultural - 0.34%
63,027	Titan Machinery, Inc. (b)	923,345

	Office Supplies Equipment - 1.94%
117,900	Lexmark International, Inc. - Class A	5,233,581

	Offshore Drilling & Other Services - 2.84%
1,018,035	Ocean Rig UDW, Inc. (a)	7,645,443

	Oil: Crude Producers - 0.98%
602,819	Energy XXI Ltd.	2,634,319

	Oil Well Equipment & Services - 0.01%
1,881,564	Cal Dive International, Inc. (b)	29,164

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares		Value
	Paper - 2.40%
89,280	Kapstone Paper and Packaging Corp.	$2,495,376
277,038	Mercer International, Inc. (b)	3,961,643
		6,457,019
	Real Estate Investment Trusts (REITs) - 7.14%
347,709	Government Properties Income Trust	7,246,255
346,167	Granite Real Estate Investment Trust (a)	11,980,840
		19,227,095
	Restaurants - 2.01%
130,800	Boston Pizza Royalties Income Fund (a)	2,324,370
261,400	Pizza Pizza Royalty Corp. (a)	3,087,401
		5,411,771
	Shipping - 6.96%
977,437	Nordic American Tankers Ltd.	11,954,055
1,077,281	Teekay Tankers Ltd. - Class A	6,786,870
		18,740,925
	Steel - 4.46%
277,323	Carpenter Technology Corp.	11,994,220

	Telecommunications Equipment - 4.53%
361,806	Arris Group, Inc. (b)	12,183,817

	Textiles, Apparel & Shoes - 2.04%
208,344	Iconix Brand Group, Inc. (b)	5,481,531

	Utilities: Electrical - 3.23%
190,181	Great Plains Energy, Inc.	4,978,939
105,814	Portland General Electric Co.	3,720,420
		8,699,359
	TOTAL COMMON STOCKS
	(Cost $251,099,951)	267,991,819

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 0.45%	Value
614,487	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	$614,487
614,487	First American Tax Free
	Obligations Fund - Class Z, 0.00% (c)	614,487
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,228,974)	1,228,974
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $252,328,925) - 100.03%	269,220,793
	Liabilities in Excess
	of Other Assets - (0.03)%	(93,991)
	NET ASSETS - 100.00%	$269,126,802

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2015.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited)

Shares	COMMON STOCKS - 97.33%	Value
	Advertising Agencies - 1.21%
8,000	Aimia, Inc. (a)	$88,720

	Aerospace & Defense - 2.74%
1,300	Northrop Grumman Corp.	200,252

	Air Transport - 0.93%
400	FedEx Corp.	67,828

	Aluminum - 3.56%
19,400	Alcoa Inc.	260,348

	Banks: Diversified - 1.08%
1,900	SunTrust Banks, Inc.	78,850

	Beverage: Soft Drinks - 0.50%
900	Coca-Cola Co.	36,504

	Chemicals: Diversified - 1.19%
900	BASF SE - ADR	86,715

	Computer Services, Software
	& Systems - 9.01%
12,300	CA Inc.	390,771
4,700	Microsoft Corp.	228,608
900	Oracle Corp.	39,258
		658,637
	Computer Technology - 0.77%
1,700	Hewlett Packard Co.	56,049

	Consumer Lending - 2.19%
6,400	Ally Financial, Inc. (b)	140,096
1,098	Enova International, Inc. (b)	20,324
		160,420
	Diversified Financial Services - 10.48%
16,300	Bank of America Corp.	259,659
5,000	Citigroup Inc.	266,599
3,800	JPMorgan Chase & Co.	240,388
		766,646
	Diversified Retail - 1.81%
1,700	Wal-Mart Stores, Inc.	132,685

	Electronic Components - 1.09%
1,200	TE Connectivity Ltd.	79,860

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares		Value
	Engineering & Contracting Services - 6.17%
1,200	Fluor Corp.	$72,168
21,700	KBR, Inc.	379,099
		451,267
	Financial Data & Systems - 0.18%
150	Mastercard, Inc. - Class A	13,532

	Foods - 6.26%
3,700	ConAgra Foods, Inc.	133,755
6,000	Herbalife Ltd. (b)	249,120
1,900	Tyson Foods, Inc. - Class A	75,050
		457,925
	Homebuilding - 0.99%
1,988	Lennar Corp. - Class B	72,622

	Household Equipment & Products - 2.01%
2,200	Tupperware Brands Corp.	147,092

	Insurance: Life - 7.35%
31,600	CNO Financial Group, Inc.	537,200

	Insurance: Multi-Line - 2.31%
900	American International Group, Inc.	50,661
2,800	Voya Financial, Inc.	118,552
		169,213
	Insurance: Property-Casualty - 0.20%
400	XL Group plc	14,832

	Offshore Drilling & Other Services - 4.88%
13,085	Ensco plc - Class A (a)	356,959

	Oil: Crude Producers - 1.60%
4,000	Chesapeake Energy Corp.	63,080
800	ConocoPhillips	54,336
		117,416
	Oil: Integrated - 2.09%
600	BP plc - ADR	25,896
2,000	Royal Dutch Shell Plc - Class A - ADR	126,860
		152,756

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares		Value
	Pharmaceuticals - 12.53%
200	Actavis plc (a)(b)	$56,572
4,000	Eli Lilly & Co.	287,480
4,600	Merck & Co., Inc.	273,976
8,800	Pfizer, Inc.	298,584
		916,612
	Scientific Instruments:
	Control & Filter - 0.40%
500	Flowserve Corp.	29,265

	Shipping - 1.93%
5,900	Euronav SA (a)(b)	79,532
2,100	Golar LNG Partners LP (a)	61,341
		140,873
	Specialty Retail - 0.15%
100	Home Depot, Inc.	10,698

	Steel - 2.25%
3,800	Carpenter Technology Corp.	164,350

	Tobacco - 3.54%
3,100	Philip Morris International, Inc.	258,757

	Utilities: Electrical - 4.87%
700	American Electric Power Co., Inc.	39,809
1,500	Entergy Corp.	115,770
5,600	Exelon Corp.	190,512
100	NextEra Energy, Inc.	10,093
		356,184
	Utilities: Telecommunications - 1.06%
700	Verizon Communications, Inc.	35,308
1,200	Vodafone Group plc - ADR	42,240
		77,548
	TOTAL COMMON STOCKS
	(Cost $6,894,768)	7,118,615

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2015 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 2.82%	Value
103,205	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	$103,205
103,206	First American Tax Free
	Obligations Fund - Class Z, 0.00% (c)	103,206
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $206,411)	206,411
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $7,101,179) - 100.15%	7,325,026
	Liabilities in Excess
	of Other Assets - (0.15)%	(11,232)
	NET ASSETS - 100.00%	$7,313,794

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2015.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2015 (Unaudited)

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $103,911,304, $252,328,925,
and $7,101,179, respectively)	$113,771,387	$269,220,793	$7,325,026
Cash	—	41,234	—
Receivables
Fund shares sold	4,154	19,039	—
Investment securities sold	514,979	1,157,287	8,692
Dividends and interest	37,372	356,587	3,377
Dividend tax reclaim	10,790	8,593	389
Due from Adviser (Note 4)	—	—	13,813
Prepaid expenses	28,903	21,591	17,836
Total assets	114,367,585	270,825,124	7,369,133
LIABILITIES
Payables
Fund shares purchased	264,373	77,709	—
Investment securities purchased	—	984,770	—
Advisory fees	55,047	243,221	—
12b-1 fees	33,433	101,946	3,100
Administration fees	32,730	82,458	11,941
Audit fees	9,656	9,963	9,964
Chief Compliance Officer fee	2,063	2,063	2,213
Custody fees	2,053	6,761	1,181
Fund accounting fees	19,939	33,941	10,440
Shareholder servicing fees	31,900	100,545	3,451
Transfer agent fees and expenses	19,098	40,409	11,603
Accrued expenses	7,243	14,536	1,446
Total liabilities	477,535	1,698,322	55,339
NET ASSETS	$113,890,050	$269,126,802	$7,313,794

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2015 (Unaudited), Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$26,527,414	$84,941,807	$2,542,110
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	1,971,907	5,251,984	212,119
Net asset value, offering and redemption
price per share (Note 1)	$13.45	$16.17	$11.98
Institutional Class
Net assets applicable to shares outstanding	$87,362,636	$184,184,995	$4,771,684
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	6,477,593	11,223,688	395,608
Net asset value, offering and redemption
price per share (Note 1)	$13.49	$16.41	$12.06
COMPONENTS OF NET ASSETS
Paid-in capital	$102,501,874	$244,298,318	$7,173,635
Undistributed net investment income	310,348	559,527	23,400
Accumulated net realized gain/(loss)
on investments and foreign currency	1,217,745	7,376,914	(107,088)
Net unrealized appreciation on investments
and foreign currency	9,860,083	16,892,043	223,847
Net assets	$113,890,050	$269,126,802	$7,313,794

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2015 (Unaudited)

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and
issuance fees withheld of $22,593,
$75,821, and $870, respectively)	$1,495,587	$2,864,617	$83,059
Interest	36	132	11
Total investment income	1,495,623	2,864,749	83,070
Expenses
Advisory fees (Note 4)	641,704	1,958,950	26,926
Administration fees (Note 4)	80,071	155,716	23,525
Fund accounting fees (Note 4)	43,010	67,438	20,974
Transfer agent fees
and expenses (Note 4)	41,255	79,487	23,784
Distribution fees -
Investor Class (Note 7)	33,854	126,219	2,537
Registration fees	25,754	22,072	13,974
Shareholder servicing fees -
Investor Class (Note 6)	21,536	74,866	3,122
Custody fees (Note 4)	18,520	28,213	3,447
Audit fees	10,256	9,963	9,967
Trustee fees	4,413	5,419	3,908
Reports to shareholders	4,365	9,697	222
Chief Compliance Officer fee (Note 4)	4,363	4,363	4,463
Legal fees	4,359	4,394	3,000
Miscellaneous expense	3,372	5,898	1,741
Insurance expense	2,241	4,426	810
Total expenses	939,073	2,557,121	142,400
Less: advisory fee waiver and expense
reimbursement (Note 4)	(241,979)	(397,086)	(109,815)
Net expenses	697,094	2,160,035	32,585
Net investment income	798,529	704,714	50,485

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2015 (Unaudited), Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	$1,654,825	$7,503,910	$(81,475)
Foreign currency	(60)	(7,038)	2
Capital gain distributions from regulated
investment companies	122	919	66
Net change in unrealized
depreciation on:
Investments	(7,571,479)	(21,966,565)	(149,316)
Foreign currency	—	783	—
Net realized and unrealized
loss on investments	(5,916,592)	(14,467,991)	(230,723)
Net Decrease in Net Assets
Resulting from Operations	$(5,118,063)	$(13,763,277)	$(180,238)

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$798,529	$2,321,670
Net realized gain/(loss) on:
Investments	1,654,825	(286,185)
Foreign currency	(60)	128
Capital gain distributions from regulated
investment companies	122	—
Net change in unrealized appreciation/
(depreciation) on investments	(7,571,479)	4,531,512
Net increase/(decrease) in net assets
resulting from operations	(5,118,063)	6,567,125
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(419,100)	(91,616)
Institutional Class	(2,229,884)	(485,780)
From net realized gain on investments
Investor Class	—	(8,973)
Institutional Class	—	(33,195)
Total distributions to shareholders	(2,648,984)	(619,564)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(25,475,864)	84,158,241
Total increase/(decrease) in net assets	(33,242,911)	90,105,802
NET ASSETS
Beginning of period	147,132,961	57,027,159
End of period	$113,890,050	$147,132,961
Undistributed net investment
income at end of period	$310,348	$2,160,803

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2015 (Unaudited)		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	381,123	$5,043,489	2,727,262	$37,954,555
Shares issued
on reinvestments
of distributions	31,157	401,612	6,972	93,839
Shares redeemed**	(622,734)	(8,313,968)	(1,332,854)	(18,456,621)
Net increase/(decrease)	(210,454)	$(2,868,867)	1,401,380	$19,591,773
** Net of redemption
fees of		$682		$10,522

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2015 (Unaudited)		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	360,067	$4,848,915	5,025,767	$69,525,535
Shares issued
on reinvestments
of distributions	163,568	2,111,667	34,862	469,940
Shares redeemed**	(2,251,527)	(29,567,579)	(393,326)	(5,429,007)
Net increase/(decrease)	(1,727,892)	$(22,606,997)	4,667,303	$64,566,468
** Net of redemption
fees of		$2,838		$3,027

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$704,714	$521,119
Net realized gain/(loss) on investments:
Non-affiliates	7,503,910	582,888
Affiliates	—	305,641
Foreign currency	(7,038)	(12,964)
Capital gain distributions from regulated
investment companies	919	668
Net change in unrealized
appreciation/(depreciation) on:
Investments	(21,966,565)	(5,984,781)
Foreign currency	783	(712)
Net decrease in net assets resulting
from operations	(13,763,277)	(4,588,141)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	—
Institutional Class	(264,373)	—
From net realized gain on investments
Investor Class	(77,759)	—
Institutional Class	(133,042)	—
Total distributions to shareholders	(475,174)	—
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(42,537,562)	41,877,033
Total increase/(decrease) in net assets	(56,776,013)	37,288,892
NET ASSETS
Beginning of period	325,902,815	288,613,923
End of period	$269,126,802	$325,902,815
Undistributed net investment income/(loss)
at end of period	$559,527	$119,186

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2015 (Unaudited)		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	280,649	$4,497,482	3,165,034	$55,211,084
Shares issued
on reinvestments
of distributions	4,874	74,663	—	—
Shares redeemed**	(2,437,154)	(39,017,838)	(4,114,658)	(70,584,781)
Net decrease	(2,151,631)	$(34,445,693)	(949,624)	$(15,373,697)
** Net of redemption
fees of		$3,494		$8,130

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2015 (Unaudited)		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	823,369	$13,379,501	4,679,776	$83,334,928
Shares issued
on reinvestments
of distributions	19,119	296,733	—	—
Shares redeemed**	(1,338,505)	(21,768,103)	(1,487,340)	(26,084,198)
Net increase/(decrease)	(496,017)	$(8,091,869)	3,192,436	$57,250,730
** Net of redemption
fees of		$1,561		$2,351

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$50,485	$42,391
Net realized gain/(loss) on:
Investments	(81,475)	(2,094)
Foreign currency	2	(6)
Capital gain distributions from regulated
investment companies	66	2
Net change in unrealized
appreciation/(depreciation) on investments	(149,316)	219,551
Net increase/(decrease) in net assets
resulting from operations	(180,238)	259,844
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(18,522)	(986)
Institutional Class	(45,513)	(17,600)
From net realized gain on investments
Investor Class	(6,155)	(7,250)
Institutional Class	(11,466)	(103,103)
Total distributions to shareholders	(81,656)	(128,939)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	100,344	5,981,934
Total increase/(decrease) in net assets	(161,550)	6,112,839
NET ASSETS
Beginning of period	7,475,344	1,362,505
End of period	$7,313,794	$7,475,344
Undistributed net investment
income at end of period	$23,400	$36,950

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2015 (Unaudited)		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,382	$28,500	203,946	$2,486,962
Shares issued
on reinvestments
of distributions	2,148	24,678	697	8,236
Shares redeemed	(1,050)	(12,199)	(3,125)	(38,494)
Net increase	3,480	$40,979	201,518	$2,456,704

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2015 (Unaudited)		October 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	200	$2,400	279,271	$3,404,527
Shares issued
on reinvestments
of distributions	4,938	56,980	10,203	120,703
Shares redeemed	(1)	(15)	—	—
Net increase	5,137	$59,365	289,474	$3,525,230

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2015		Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value,
beginning of period	$14.10		$13.16	$10.18	$8.82	$8.02	$6.84

Income from
investment operations:
Net investment income	0.06	^	0.22 ^	0.12 ^	0.10 ^	0.06 ^	0.04
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.51)		0.81	2.94	1.30	0.79	1.18
Total from
investment operations	(0.45)		1.03	3.06	1.40	0.85	1.22

Less distributions:
From net investment income	(0.20)		(0.09)	(0.08)	(0.04)	(0.05)	(0.04)
From net realized
gain on investments	—		(0.01)	—	—	—	—
Total distributions	(0.20)		(0.10)	(0.08)	(0.04)	(0.05)	(0.04)
Redemption fees retained	0.00	^+	0.01 ^	0.00 ^+	0.00 ^+	—	—

Net asset value, end of period	$13.45		$14.10	$13.16	$10.18	$8.82	$8.02

Total return	(3.13	%)‡	7.95%	30.30%	15.91%	10.60%	17.84%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$26,527		$30,765	$10,276	$8,255	$5,469	$4,728
Ratio of expenses to
average net assets:
Before advisory fee waiver
and expense reimbursement	1.78	%†	1.82%	2.03%	2.97%	4.34%	5.63%
After advisory fee waiver and
expense reimbursement	1.40	%†	1.49%	1.40%	1.49%	1.49%	1.49%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.88	%†	1.24%	0.44%	(0.44%)	(2.12%)	(3.54%)
After advisory fee waiver and
expense reimbursement	0.50	%†	1.57%	1.07%	1.05%	0.73%	0.60%
Portfolio turnover rate	9.07	%‡	28.70%	29.36%	7.88%	20.39%	21.76%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
						October 25, 2011*
	Six Months Ended					through
	April 30, 2015		Year Ended October 31,			October 31,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$14.18		$13.21	$10.20	$8.82	$8.60
Income from
investment operations:
Net investment income^	0.09		0.28	0.16	0.13	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.51)		0.83	2.95	1.31	0.22
Total from
investment operations	(0.42)		1.11	3.11	1.44	0.22
Less distributions:
From net
investment income	(0.27)		(0.13)	(0.10)	(0.06)	—
From net realized
gain on investments	—		(0.01)	—	—	—
Total distributions	(0.27)		(0.14)	(0.10)	(0.06)	—
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	—
Net asset value,
end of period	$13.49		$14.18	$13.21	$10.20	$8.82
Total return	(2.86	%)‡	8.47%	30.73%	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$87,363		$116,368	$46,752	$14,935	$1,493
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.36	%†	1.32%	1.61%	2.43%	2.03	%†
After advisory fee waiver and
expense reimbursement	0.99	%†	0.99%	0.99%	0.99%	0.99	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.95	%†	1.64%	0.72%	(0.09%)	(1.34	%)†
After advisory fee waiver and
expense reimbursement	1.32	%†	1.97%	1.34%	1.35%	(0.30	%)†
Portfolio turnover rate	9.07	%‡	28.70%	29.36%	7.88%	20.39	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2015		Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value,
beginning of period	$16.90		$17.02	$12.54	$10.19	$9.32	$7.13

Income from
investment operations:
Net investment income/(loss)^	0.02		(0.03)	(0.06)	(0.05)	(0.08)	0.01
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.74)		(0.09)	4.57	2.40	0.97	2.21
Total from
investment operations	(0.72)		(0.12)	4.51	2.35	0.89	2.22

Less distributions:
From net investment income	—		—	(0.03)	—	(0.02)	(0.03)
From net realized gain
on investments	(0.01)		—	(0.00)+	—	—	—
Total distributions	(0.01)		—	(0.03)	—	(0.02)	(0.03)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of period	$16.17		$16.90	$17.02	$12.54	$10.19	$9.32

Total return	(4.25	%)‡	(0.71%)	36.07%	23.06%	9.50%	31.22%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$84,942		$125,084	$142,171	$20,935	$10,570	$5,247
Ratio of expenses to
average net assets:
Before advisory fee waiver
and expense reimbursement	2.02	%†	2.11%	2.19%	2.71%	3.43%	5.75%
After advisory fee waiver and
expense reimbursement	1.75	%†	1.85%	1.85%	1.85%	1.99%#	1.99%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.07	%)†	(0.41%)	(0.70%)	(1.26%)	(2.16%)	(3.59%)
After advisory fee waiver and
expense reimbursement	0.20	%†	(0.15%)	(0.36%)	(0.40%)	(0.72%)	0.17%
Portfolio turnover rate	15.29	%‡	23.82%	4.28%	16.29%	11.83%	23.70%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Effective October 25, 2011, the Adviser has reduced the expense cap to 1.85%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
						October 25, 2011*
	Six Months Ended					through
	April 30, 2015		Year Ended October 31,			October 31,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$17.14		$17.17	$12.60	$10.19	$9.60
Income from
investment operations:
Net investment income^	0.05		0.07	0.04	0.01	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.75)		(0.10)	4.56	2.40	0.59
Total from
investment operations	(0.70)		(0.03)	4.60	2.41	0.59
Less distributions:
From net
investment income	(0.02)		—	(0.03)	—	—
From net realized
gain on investments	(0.01)		—	(0.00)+	—	—
Total distributions	(0.03)		—	(0.03)	—	—
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	—
Net asset value,
end of period	$16.41		$17.14	$17.17	$12.60	$10.19
Total return	(4.05	%)‡	(0.17%)	36.65%	23.65%	6.15	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$184,185		$200,819	$146,443	$19,540	$1,262
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.62	%†	1.61%	1.69%	2.27%	2.74	%†
After advisory fee waiver and
expense reimbursement	1.35	%†	1.35%	1.35%	1.35%	1.35	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.36	%†	0.14%	(0.11%)	(0.86%)	1.11	%†
After advisory fee waiver and
expense reimbursement	0.63	%†	0.40%	0.23%	0.06%	2.50	%†
Portfolio turnover rate	15.29	%‡	23.82%	4.28%	16.29%	11.83	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months			December 31,
	Ended		Year	2012*
	April 30,		Ended	through
	2015		October 31,	October 31,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$12.43		$12.55	$10.00

Income from investment operations:
Net investment income^	0.07		0.12	0.08
Net realized and unrealized gain/(loss)
on investments and foreign currency
related transactions	(0.40)		0.92	2.47
Total from investment operations	(0.33)		1.04	2.55

Less distributions:
From net investment income	(0.09)		(0.14)	—
From net realized gain on investments	(0.03)		(1.02)	—
Total distributions	(0.12)		(1.16)	—

Net asset value, end of period	$11.98		$12.43	$12.55

Total return	(2.63	%)‡	8.75%	25.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,542		$2,593	$89
Ratio of expenses to average net assets:
Before expense reimbursement	4.26	%†	7.27%	19.32	%†
After expense reimbursement	1.20	%†	1.25%	1.25	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.95	%)†	(5.05%)	(17.18	%)†
After expense reimbursement	1.11	%†	0.97%	0.89	%†
Portfolio turnover rate	10.66	%‡	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months			December 31,
	Ended		Year	2012*
	April 30,		Ended	through
	2015		October 31,	October 31,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$12.50		$12.61	$10.00

Income from investment operations:
Net investment income^	0.09		0.19	0.13
Net realized and unrealized gain/(loss)
on investments and foreign currency
related transactions	(0.38)		0.89	2.48
Total from investment operations	(0.29)		1.08	2.61

Less distributions:
From net investment income	(0.12)		(0.17)	—
From net realized gain on investments	(0.03)		(1.02)	—
Total distributions	(0.15)		(1.19)	—

Net asset value, end of period	$12.06		$12.50	$12.61

Total return	(2.30	%)‡	9.12%	26.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,772		$4,882	$1,273
Ratio of expenses to average net assets:
Before expense reimbursement	3.81	%†	8.49%	19.27	%†
After expense reimbursement	0.75	%†	0.75%	0.75	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(1.50	%)†	(6.19%)	(17.16	%)†
After expense reimbursement	1.56	%†	1.55%	1.36	%†
Portfolio turnover rate	10.66	%‡	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is capital appreciation.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Funds’ Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operation on December 31, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Funds’ 2015 tax

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At April 30, 2015, the Funds did not hold any illiquid securities.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

subsequently reviewed and ratified by the Board.  Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2015:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,565,655	$—	$—	$8,565,655
Consumer Staples	9,546,839	—	—	9,546,839
Energy	8,812,900	—	—	8,812,900
Financial Services	31,183,978	—	—	31,183,978
Health Care	13,997,669	—	—	13,997,669
Materials & Processing	9,665,434	—	—	9,665,434
Producer Durables	14,559,130	—	—	14,559,130
Technology	11,455,701	—	—	11,455,701
Utilities	4,804,088	—	—	4,804,088
Total Common Stocks	112,591,394	—	—	112,591,394
Short-Term Investments	1,179,993	—	—	1,179,993
Total Investments
in Securities	$113,771,387	$—	$—	$113,771,387

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$34,909,795	$—	$—	$34,909,795
Energy	10,308,926	—	—	10,308,926
Financial Services	96,001,565	—	—	96,001,565
Health Care	4,009,424	—	—	4,009,424
Materials & Processing	39,457,031	—	—	39,457,031
Producer Durables	55,110,107	—	—	55,110,107
Technology	19,495,612	—	—	19,495,612
Utilities	8,699,359	—	—	8,699,359
Total Common Stocks	267,991,819	—	—	267,991,819
Short-Term Investments	1,228,974	—	—	1,228,974
Total Investments
in Securities	$269,220,793	$—	$—	$269,220,793

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$451,817	$—	$—	$451,817
Consumer Staples	753,186	—	—	753,186
Energy	627,131	—	—	627,131
Financial Services	1,740,693	—	—	1,740,693
Health Care	916,612	—	—	916,612
Materials & Processing	511,413	—	—	511,413
Producer Durables	889,485	—	—	889,485
Technology	794,546	—	—	794,546
Utilities	433,732	—	—	433,732
Total Common Stocks	7,118,615	—	—	7,118,615
Short-Term Investments	206,411	—	—	206,411
Total Investments
in Securities	$7,325,026	$—	$—	$7,325,026

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2015, the end of the reporting period. The Equity Income Fund and the Large Cap Value Fund recognized no transfers to/from level 1 or level 2.

The Small Cap Value Fund had the following transfers during the six months ended April 30, 2015.

Transfers into Level 2	$—
Transfers out of Level 2	4,582,901
Net transfers into/or out of Level 2	$4,582,901

Transfers were made from level 2 to level 1 due to the securities no longer being considered illiquid.

There were no level 3 securities held in the Funds during the six months  ended April 30, 2015.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the six months ended April 30, 2015, the Equity Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund incurred $641,704, $1,958,950, and $26,926, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, to 1.85% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively, and to 1.25% and 0.75% of average daily net assets of the Investor Class and Institutional Class of the Diversified Large Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2015, the Adviser reduced its fees and absorbed Fund expenses in the amount of $241,979 for the Equity Income Fund, $397,086 for the Small Cap Value Fund, and $109,815 for the Diversified Large Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

	2015	2016	2017	2018	Total
Equity Income Fund	$217,158	$249,978	$403,983	$241,979	$1,113,098
Small Cap Value Fund	208,630	499,138	865,697	397,086	1,970,551
Diversified Large Cap
Value Fund	—	181,128	222,226	109,815	513,169

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended April 30, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$80,071	$155,716	$23,525
Fund Accounting	43,010	67,438	20,974
Transfer Agency (excludes
out-of-pocket expenses)	35,731	69,969	21,295
Custody	18,520	28,213	3,447
Chief Compliance Officer	4,363	4,363	4,463

At April 30, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$32,730	$82,458	$11,941
Fund Accounting	19,939	33,941	10,440
Transfer Agency (excludes
out-of-pocket)	16,559	35,696	10,433
Custody	2,053	6,761	1,181
Chief Compliance Officer	2,063	2,063	2,213

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act.  The Funds did not hold any affiliates during the six months ended April 30, 2015.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of up to 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2015, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class incurred shareholder servicing fees of $21,536, $74,866, and $3,122, under the Agreement, respectively.

NOTE 7 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2015, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class paid the Distributor $33,854, $126,219, and $2,537, respectively.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2015, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Purchases	$11,753,664	$43,913,617	$1,180,895
Sales	40,111,638	79,726,576	726,150

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2015 and the year ended October 31, 2014 was as follows:

	Equity Income Fund
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
Ordinary income	$2,648,984	$577,406
Long-term capital gains	—	42,158

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
Ordinary income	$475,174	$—
Long-term capital gains	—	—

	Diversified Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2015	October 31, 2014
Ordinary income	$78,085	$128,939
Long-term capital gains	3,571	—

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2015 (Unaudited), Continued

As of October 31, 2014, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

			Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
Cost of investments
for tax purposes (a)	$129,639,227	$286,339,006	$7,005,334
Gross tax
unrealized appreciation	24,014,239	62,752,966	414,171
Gross tax
unrealized depreciation	(6,785,377)	(24,067,256)	(66,684)
Net tax unrealized appreciation	17,228,862	38,685,710	347,487
Net unrealized
depreciation foreign currency	—	(608)	—
Undistributed ordinary income	2,160,803	381,833	50,998
Undistributed long-term
capital gain	—	—	3,568
Total distributable earnings	2,160,803	381,833	54,566
Other accumulated
gains/(losses)	(234,442)	—	—
Total accumulated earnings	$19,155,223	$39,066,935	$402,053

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2014 the Equity Income Fund had short-term capital loss carryforwards of $234,442.  These losses may be carries forward indefinitely to offset future gains.  During the year ended October 31, 2014, the Small Cap Value Fund utilized capital loss carryforwards of $604,614.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2014

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) for another annual term for the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund, and the Huber Capital Diversified Large Cap Value Fund (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of July 31, 2014 on both an absolute basis and in comparison appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.

Huber Capital Equity Income Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year and three-year periods, and above the peer group median and average for the five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year period, below its peer group median and above its peer group average for the three-year period, and above its peer group median and average for the five-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that Fund outperformed the composite, sometimes significantly, for all relevant periods, and reviewed the performance of the Fund against broad-based securities market benchmarks.

Huber Capital Small Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year period and significantly above its peer group median and average for the three-year, five-year, and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year period and significantly above its peer group median and average for the three-year, five-year, and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the composite, sometimes significantly, for all relevant periods

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

other than the since inception period, and reviewed the performance of the Fund against broad-based securities market benchmarks.

Huber Capital Diversified Large Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year period and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year and since inception periods.

The Board also considered the Adviser’s explanation for the Fund’s recent underperformance, which included, but was not limited to, the more conservative positioning of the Fund as compared to many of its peers.  The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund significantly outperformed the composite for all relevant periods, and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of each Fund the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Funds were generally in line with or comparable to the fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Funds were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Funds.

Huber Capital Equity Income Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.49% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average.  The Board also noted that the total expense ratio for Institutional Class shares

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

was the same as the peer group median and below the peer group average, as well as slightly above the peer group median and slightly below the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also noted that the contractual advisory fee was significantly above the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were marginally above the peer group median and well above the peer group average.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser represented that there are higher costs associated with managing the Fund, including regulating cash flows, tax compliance, frequent trade executions and regulatory compliance, such as Board and shareholder communications requirements.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that they were not unreasonable in light of the Fund’s significant outperformance of its peer group over longer-term periods.

Huber Capital Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Fund of 1.85% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average.  The Board also noted that the total expense ratio for Institutional Class shares was above the peer group median and slightly above the peer group average.  The Board also noted that the contractual advisory fee was significantly above the peer group median and average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the advisory fees from the Fund during the most recent fiscal period were significantly above the peer group median and average.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

represented that there are higher costs associated with managing the Fund, including regulating cash flows, tax compliance, frequent trade executions and regulatory compliance, such as Board and shareholder communications requirements.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that they were not unreasonable in light of the Fund’s significant outperformance of its peer group over longer-term periods.

Huber Capital Diversified Large Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Fund of 1.25% for Investor Class shares and 0.75% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average.  The Board also noted that the total expense ratio for Institutional Class shares was below the peer group median and average.  The Board also noted that the contractual advisory fee was above the peer group median and significantly above the peer group average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser represented that there are higher costs associated with managing the Fund, including regulating cash flows, tax compliance, frequent trade executions and regulatory compliance, such as Board and shareholder communications requirements.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Equity Income Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Large Cap Fund).  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps and also considered that each Fund’s advisory fees contained breakpoints at very high asset levels.  The Board noted that at current asset levels, it did

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.  The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser.  The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and Huber Capital Diversified Large Cap Value Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund would be in the best interests of the Funds and their shareholders.

Huber Funds

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     July 7, 2015

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     July 7, 2015

* Print the name and title of each signing officer under his or her signature.